Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,766	$ 2,813
Less: Allowance for credit losses	(509)	(533)
Accounts receivable, net	$ 2,257	$ 2,280